CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 680,100	$ 191,117	$ 1,668,847
Accounts receivable		85,000	207,470
Production receivable			1,412
Prepayments - development costs	453,579	385,888	131,340
Prepaid expenses	289,797	95,256	76,741
Total current assets	1,423,476	757,261	2,085,810
Oil and natural gas properties	594,848	569,551	53,672,579
Other assets	105,179	105,179	105,179
TOTAL ASSETS	2,123,503	1,431,991	55,863,568
Current liabilities:
Accounts payable	2,541,525	519,841	3,777,685
Accounts payable - related party	97,027	97,027
Prepayments, working interest owners			311,281
Note payable - related party	43,983,832	42,750,832	41,221,028
Note payable	6,000,000	2,000,000
Accrued interest payable	8,966,975	6,808,410
Total current liabilities	61,750,411	52,176,110	49,180,169
Asset retirement obligations	1,104,709	1,099,311	248,651
Total liabilities	62,855,120	53,275,421	49,428,820
Commitments and contingencies
Stockholders’ deficit:
Preferred stock, par value $0.0001, 50,000,000 shares authorized; 3,000,000 and -0- issued and outstanding at September 30, 2025 and December 31, 2024
Common stock, par value $0.0001; 500,000,000 shares authorized; 264,387,563 issued and outstanding at September 30, 2025 issued and 251,930,516 outstanding at December 31, 2024;	26,439	25,193	24,883
Shares to be issued	25	1,143
Additional paid-in capital	107,715,596	107,678,096	106,343,260
Accumulated deficit	(168,473,677)	(159,547,862)	(99,933,395)
Total stockholders’ deficit	(60,731,617)	(51,843,430)	6,434,748
TOTAL LIABILITIES, MEZZANINE EQUITY, AND STOCKHOLDERS’ DEFICIT	2,123,503	1,431,991	$ 55,863,568
Asset retirement obligation - current portion	161,052
Mezzanine equity, Series “A” redeemable, non-voting, preferred stock